United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/18

Date of Reporting Period: Quarter ended 12/31/17

Item 1.	Schedule of Investments

Federated High Income Bond Fund, Inc.
Portfolio of Investments
December 31, 2017 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.7%
	Aerospace/Defense—1.1%
$1,400,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$1,501,500
900,000	TransDigm, Inc., 5.50%, 10/15/2020	912,375
2,875,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	2,946,875
400,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	410,000
2,425,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	2,491,687
575,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	584,344
	TOTAL	8,846,781
	Automotive—2.2%
1,875,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	1,935,937
700,000	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	723,625
2,250,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2027	2,387,812
1,725,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	1,901,812
1,750,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	1,900,938
650,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	686,563
925,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	949,281
900,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	931,365
375,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	392,209
541,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	562,640
250,000	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	255,470
3,150,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	3,205,125
969,000	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	1,044,098
314,000	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	333,625
	TOTAL	17,210,500
	Banking—0.7%
3,325,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	3,636,718
1,125,000	Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	1,185,469
825,000	Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	894,094
	TOTAL	5,716,281
	Building Materials—2.0%
150,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	158,250
880,000	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	899,800
725,000	Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	774,844
825,000	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	832,219
1,425,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	1,528,313
750,000	CD&R Waterworks Merger Sub LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	763,125
675,000	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	718,875
275,000	Jeld-Wen, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 12/15/2025	277,750
250,000	Jeld-Wen, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 12/15/2027	253,125
900,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	945,270
1,200,000	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,273,500
1,000,000	Ply Gem Industries, Inc., 6.50%, 2/1/2022	1,037,500
2,525,000	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	2,657,562
2,850,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	2,921,250
700,000	USG Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 6/1/2027	727,335
	TOTAL	15,768,718

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—8.3%
$600,000	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	$616,500
525,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	536,156
1,375,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	1,478,125
2,550,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	2,620,125
425,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	438,949
1,700,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	1,770,125
975,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	1,001,813
2,325,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	2,272,687
1,550,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	1,530,625
1,125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	1,158,750
925,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	908,813
2,325,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	2,377,312
2,025,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,999,687
1,350,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,356,750
2,325,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,336,625
900,000	Charter Communications Holdings II, 5.125%, 2/15/2023	922,500
1,050,000	Charter Communications Holdings II, 5.75%, 1/15/2024	1,084,125
1,075,000	DISH DBS Corp., 5.00%, 3/15/2023	1,025,281
2,150,000	DISH DBS Corp., 5.875%, 7/15/2022	2,168,812
3,125,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	3,050,781
250,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	263,750
250,000	Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	236,250
1,475,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	1,556,125
2,450,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	2,009,000
3,025,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	2,767,875
650,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	627,250
1,375,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,552,031
1,075,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	1,166,354
2,525,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	2,584,969
2,700,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	2,862,000
1,000,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	1,043,750
400,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	415,500
3,600,000	Telenet Finance Luxembourg, Sec. Fac. Bond, Series 144A, 5.50%, 3/1/2028	3,600,000
300,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	308,250
1,625,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	1,722,500
2,875,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	2,914,531
1,900,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	1,968,875
1,125,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,151,719
200,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	206,000
2,675,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	2,678,344
1,725,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	1,686,188
	TOTAL	63,975,802
	Chemicals—2.1%
1,900,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	1,957,000
2,225,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,202,750
2,725,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,459,312
850,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	903,125
500,000	PQ Corp., Series 144A, 6.75%, 11/15/2022	535,625
325,000	PQ Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2025	331,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$1,025,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2025	$1,018,594
5,300,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	5,485,500
500,000	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	536,250
400,000	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	433,000
	TOTAL	15,862,656
	Construction Machinery—0.7%
650,000	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	672,750
1,450,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,460,875
800,000	United Rentals, Inc., 4.625%, 7/15/2023	830,096
575,000	United Rentals, Inc., 5.75%, 11/15/2024	607,344
575,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	606,625
800,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	851,000
600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	644,250
	TOTAL	5,672,940
	Consumer Cyclical Services—0.7%
1,675,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	1,804,813
850,000	Matthews International Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2025	860,625
775,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.10%, 3/1/2018	784,517
850,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	924,375
900,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	913,500
	TOTAL	5,287,830
	Consumer Products—1.5%
1,150,000	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	261,625
3,225,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	3,265,312
275,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	281,188
2,900,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	2,961,625
1,675,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	1,744,094
125,000	Scotts Miracle-Gro Co., Sr. Unsecd. Note, 5.25%, 12/15/2026	131,250
1,550,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	1,639,125
525,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	558,469
705,000	Springs Industries, Inc., 6.25%, 6/1/2021	720,862
	TOTAL	11,563,550
	Diversified Manufacturing—1.4%
2,200,000	Entegris, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 2/10/2026	2,244,000
4,025,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	4,135,687
1,100,000	JPW Industries Holding Corp., Sr. Secd. Note, Series 144A, 9.00%, 10/1/2024	1,152,250
1,925,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,980,344
1,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,600,375
	TOTAL	11,112,656
	Environmental—0.4%
2,000,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	2,015,000
1,175,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	1,216,125
	TOTAL	3,231,125
	Finance Companies—2.2%
275,000	Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	275,344
2,650,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,643,375
325,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	334,750
1,475,000	Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	1,578,250
1,175,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,195,562

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$500,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	$478,750
475,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	473,813
5,025,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	4,999,875
4,050,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	4,212,040
850,000	Quicken Loans, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2028	841,245
	TOTAL	17,033,004
	Food & Beverage—2.3%
2,675,000	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	1,966,125
1,625,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,709,500
1,450,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	1,535,260
1,650,000	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	1,693,312
1,300,000	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	1,361,750
2,200,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	2,169,750
975,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,011,563
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2028	1,005,000
3,000,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	3,060,000
2,225,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	2,347,375
	TOTAL	17,859,635
	Gaming—4.0%
450,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	486,000
1,925,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,047,719
4,000,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	4,051,200
1,325,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	1,391,250
275,000	GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	295,625
225,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	240,750
1,775,000	MGM Mirage, Inc., 7.75%, 3/15/2022	2,027,937
400,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	433,000
975,000	MGM Resorts International, 6.00%, 3/15/2023	1,055,438
825,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	837,375
2,300,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	2,366,125
1,175,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	1,222,000
2,150,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	2,311,250
1,850,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	1,840,750
4,725,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,819,500
1,755,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	1,781,325
1,800,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,813,500
1,175,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	1,119,187
875,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	888,125
	TOTAL	31,028,056
	Health Care—10.0%
925,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	943,500
2,375,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	2,481,875
2,800,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,702,000
1,550,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,573,250
800,000	Avantor, Inc., Series 144A, 6.00%, 10/1/2024	799,000
1,850,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	1,826,875
400,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	362,000
1,650,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	1,493,250
2,850,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	1,653,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$2,400,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	$2,340,000
550,000	HCA, Inc., 4.75%, 5/1/2023	567,875
5,025,000	HCA, Inc., 5.00%, 3/15/2024	5,238,562
2,400,000	HCA, Inc., 5.875%, 5/1/2023	2,568,000
650,000	HCA, Inc., Bond, 5.875%, 3/15/2022	697,125
2,150,000	HCA, Inc., Sr. Secd. Note, 5.25%, 4/15/2025	2,279,000
2,375,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,464,063
1,250,000	HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,409,375
250,000	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2025	254,375
1,325,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	1,363,094
1,500,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,535,625
5,500,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	5,871,250
1,650,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	1,707,750
7,175,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	7,246,750
1,600,000	Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	1,664,000
2,525,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	2,556,563
3,950,000	SteriGenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	4,127,750
2,350,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	2,232,500
4,675,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	4,195,812
375,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	379,613
700,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	726,250
750,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	785,625
1,150,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	1,174,438
1,925,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	1,884,094
475,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	500,531
875,000	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.625%, 7/15/2024	856,406
1,475,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,436,281
1,475,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	1,392,031
2,775,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	3,128,812
1,450,000	West Street Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	1,460,875
	TOTAL	77,879,175
	Independent Energy—6.0%
2,525,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	2,588,125
1,800,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	1,939,500
1,585,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	1,640,475
400,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	417,000
1,106,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,128,120
850,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	938,188
250,000	Chesapeake Energy Corp., 5.75%, 3/15/2023	232,500
862,000	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	933,115
450,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	436,500
425,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	429,781
2,025,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 6/15/2027	1,949,062
1,125,000	Continental Resources, Inc., 4.50%, 4/15/2023	1,150,312
2,325,000	Crownrock LP/Crownrock F, Series 144A, 5.625%, 10/15/2025	2,342,437
650,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.375%, 5/31/2025	671,938
1,150,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	1,193,125
125,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.50%, 1/30/2026	127,500
725,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2028	747,294

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$550,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	$552,750
950,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	958,313
1,075,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,101,875
300,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 1/15/2026	303,000
725,000	Laredo Petroleum, 5.625%, 1/15/2022	735,875
800,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	832,240
1,350,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,385,437
500,000	Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	511,875
625,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	650,000
675,000	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 5/15/2026	692,719
450,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	453,375
475,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	482,125
1,225,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2027	1,255,625
875,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	889,753
525,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	534,188
400,000	RSP Permian, Inc., Sr. Unsecd. Note, 5.25%, 1/15/2025	412,000
900,000	RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	946,125
1,425,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,382,250
1,150,000	Range Resources Corp., Sr. Unsecd. Note, 5.00%, 3/15/2023	1,150,000
1,100,000	SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	1,066,312
325,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	316,875
575,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	595,125
1,900,000	SRC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2025	1,952,250
1,025,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	1,012,187
275,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.50%, 4/1/2026	292,531
1,675,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	1,790,156
350,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	352,188
1,150,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	1,151,437
950,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	951,473
425,000	WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	446,250
84,000	WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	91,350
375,000	WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	427,500
1,625,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	1,669,687
475,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2026	485,094
	TOTAL	46,694,912
	Industrial - Other—0.8%
200,000	Anixter, Inc., 5.50%, 3/1/2023	216,060
1,150,000	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	1,190,250
3,350,000	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	3,358,375
1,500,000	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	1,541,250
	TOTAL	6,305,935
	Insurance - P&C—2.4%
1,950,000	Acrisure LLC, Sr. Unsecd. Note, Series 144A, 7.00%, 11/15/2025	1,884,207
2,300,000	AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	2,294,250
2,675,000	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,681,688
4,025,000	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	4,196,062
2,150,000	Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	2,236,000
2,400,000	NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	2,424,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$2,525,000	USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	$2,556,563
	TOTAL	18,272,770
	Leisure—1.0%
475,000	AMC Entertainment Holdings, Inc., Sr. Sub. Note, 5.875%, 11/15/2026	470,250
400,000	AMC Entertainment Holdings, Inc., Sr. Sub. Note, 6.125%, 5/15/2027	399,000
1,475,000	Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	1,548,750
650,000	Regal Cinemas, Inc., 5.75%, 2/1/2025	669,500
375,000	Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	387,656
900,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	915,750
3,300,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	3,423,750
	TOTAL	7,814,656
	Lodging—0.1%
350,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	359,625
	Media Entertainment—5.7%
1,825,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	1,813,594
1,325,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	1,344,875
1,575,000	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	1,668,516
2,425,000	Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,746,000
825,000	Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	837,375
2,125,000	Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	2,170,156
400,000	E.W. Scripps Co., Sr. Unsecd. Note, Series 144A, 5.125%, 5/15/2025	399,000
1,850,000	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	2,039,625
2,300,000	Gannett Co., Inc., 6.375%, 10/15/2023	2,417,875
150,000	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	157,875
625,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	625,000
2,325,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	2,388,938
1,350,000	Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	1,410,750
2,425,000	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2027	2,467,437
2,000,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	2,080,000
1,500,000	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	1,552,500
4,625,000	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	4,769,531
525,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	546,000
1,500,000	Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,591,875
2,625,000	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	2,713,594
375,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	373,594
1,775,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	1,852,656
2,975,000	Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	3,071,687
1,550,000	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	1,553,875
1,900,000	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	1,795,500
500,000	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	517,500
275,000	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	285,656
	TOTAL	44,190,984
	Metals & Mining—2.6%
1,575,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 5/1/2025	1,679,344
1,675,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	1,660,344
2,575,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,575,000
3,525,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	3,604,312
575,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	612,375
1,000,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	1,100,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$325,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	$338,406
1,375,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	1,435,156
400,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.00%, 12/15/2026	424,000
775,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	796,313
425,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	439,875
1,550,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	1,650,750
875,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	977,813
1,350,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	1,518,750
1,075,000	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	1,217,437
	TOTAL	20,029,875
	Midstream—5.3%
475,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	482,125
575,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	600,875
625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	634,375
2,900,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	3,001,500
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	1,578,375
550,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	570,295
1,850,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	2,008,406
825,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.00%, 6/30/2024	940,500
2,750,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.25%, 10/1/2025	2,805,000
3,125,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	3,296,875
1,450,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,337,625
1,000,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	941,250
2,025,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	1,883,250
2,425,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	2,540,188
2,000,000	MPLX LP, Sr. Unsecd. Note, 5.50%, 2/15/2023	2,060,660
150,000	NGPL PipeCo LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2027	156,188
1,825,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	1,861,500
1,825,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	1,815,875
2,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,456,250
2,650,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	2,663,250
1,875,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	1,900,106
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	512,500
1,200,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2028	1,201,500
900,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	924,750
1,700,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	1,751,000
200,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	210,590
175,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	181,872
800,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	869,000
	TOTAL	41,185,680
	Oil Field Services—0.9%
102,000	Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	104,423
1,075,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	1,134,125
675,000	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 1/15/2026	690,188
225,000	Sesi LLC, 7.125%, 12/15/2021	230,906
1,950,000	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 9/15/2024	2,076,750
1,275,000	Weatherford International Ltd., 7.00%, 3/15/2038	1,077,375
1,375,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	1,392,187

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$675,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	$563,625
	TOTAL	7,269,579
	Packaging—6.6%
2,300,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	2,409,250
600,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Series 144A, 4.625%, 5/15/2023	614,250
1,425,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	1,503,375
75,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	77,250
5,100,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	5,571,750
1,125,000	Berry Plastics Corp., 5.125%, 7/15/2023	1,174,219
4,650,000	Berry Plastics Corp., 5.50%, 5/15/2022	4,795,312
2,325,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	2,423,812
4,725,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	4,890,375
4,550,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	4,720,511
2,775,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	2,910,281
475,000	Multi-Color Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	477,969
1,325,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	1,402,844
550,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	593,656
775,000	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	867,516
3,755,292	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	3,816,316
1,800,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	1,931,175
900,000	Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,023,750
1,075,000	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,139,500
900,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	967,500
1,050,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	1,147,125
4,525,000	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	4,745,594
1,625,000	Trident Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 11/1/2025	1,625,000
	TOTAL	50,828,330
	Paper—0.5%
575,000	Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	571,406
3,250,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	3,282,500
	TOTAL	3,853,906
	Pharmaceuticals—4.0%
900,000	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	918,000
1,975,000	ENDO Dac/ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,560,250
400,000	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	314,000
2,325,000	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	1,813,500
6,275,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	6,353,437
1,875,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,481,250
3,150,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	2,583,000
1,575,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	1,346,625
650,000	Valeant Pharmaceuticals International, Inc., Sec. Fac. Bond, Series 144A, 5.50%, 11/1/2025	664,625
1,500,000	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	1,471,875
1,400,000	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,429,750
300,000	Valeant Pharmaceuticals International, Inc., Sr. Secd. Note, Series 144A, 6.50%, 3/15/2022	315,750
900,000	Valeant Pharmaceuticals International, Inc., Sr. Secd. Note, Series 144A, 7.00%, 3/15/2024	965,250
625,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	575,000
4,925,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	4,524,844
1,375,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 12/15/2025	1,436,462

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$3,325,000	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	$3,088,094
	TOTAL	30,841,712
	Refining—0.4%
3,025,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	3,130,875
	Restaurants—1.1%
4,275,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	4,328,437
350,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, Series 144A, 4.25%, 5/15/2024	350,000
375,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	384,375
350,000	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	362,250
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	956,219
1,825,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	1,925,375
	TOTAL	8,306,656
	Retailers—1.7%
4,125,000	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	2,464,687
1,175,000	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	1,210,250
2,575,000	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	2,613,625
2,500,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,593,750
925,000	PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	561,938
1,975,000	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	1,789,844
2,150,000	Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	2,150,000
	TOTAL	13,384,094
	Supermarkets—0.5%
2,075,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	1,883,063
1,775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	1,704,000
	TOTAL	3,587,063
	Technology—9.4%
3,600,000	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	3,640,500
875,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	906,719
300,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	312,000
1,475,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,611,437
500,000	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	533,750
1,675,000	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	1,748,281
300,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	312,000
3,075,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	3,367,869
2,875,000	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	3,054,687
625,000	First Data Corp., Series 144A, 5.375%, 8/15/2023	652,125
7,450,000	First Data Corp., Series 144A, 5.75%, 1/15/2024	7,764,762
950,000	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	1,007,000
925,000	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	968,938
3,875,000	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	4,146,250
4,900,000	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	5,034,750
3,325,000	Infor US, Inc., 6.50%, 5/15/2022	3,458,000
2,775,000	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	2,851,312
2,850,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	2,992,500
650,000	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	701,188
650,000	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	688,188
700,000	NCR Corp., 6.375%, 12/15/2023	735,000
1,150,000	NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,162,938
1,375,000	NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	1,405,937

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$700,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	$720,125
1,318,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	1,339,418
2,475,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	2,589,469
700,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	754,250
2,750,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	2,605,625
1,525,000	SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	1,616,500
1,225,000	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,267,875
725,000	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	799,313
500,000	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	531,250
225,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	245,813
3,575,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	4,039,678
1,050,000	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	1,094,625
1,475,000	TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	1,515,562
3,550,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	3,621,000
325,000	Vantiv LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 11/15/2025	329,934
600,000	Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	656,250
	TOTAL	72,782,818
	Transportation Services—0.7%
375,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	372,656
2,000,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	2,090,600
550,000	HDTFS, Inc., 6.25%, 10/15/2022	533,500
1,175,000	Hertz Corp., Series 144A, 7.625%, 6/1/2022	1,233,750
975,000	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	884,813
	TOTAL	5,115,319
	Utility - Electric—2.2%
4,475,000	Calpine Corp., 5.75%, 1/15/2025	4,268,031
300,000	Calpine Corp., Series 144A, 5.25%, 6/1/2026	295,128
950,000	Calpine Corp., Series 144A, 5.875%, 1/15/2024	969,000
2,750,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	2,939,062
2,425,000	NRG Energy, Inc., 6.25%, 5/1/2024	2,552,312
850,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	903,125
1,150,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	1,257,801
575,000	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2028	582,188
225,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	223,594
2,525,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 1/31/2028	2,502,906
550,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	601,563
	TOTAL	17,094,710
	Wireless Communications—4.2%
800,000	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	785,000
3,025,000	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	2,907,781
800,000	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	789,040
400,000	MetroPCS Wireless, Inc., 6.125%, 1/15/2022	413,600
450,000	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	456,188
750,000	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	754,687
4,825,000	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	4,987,844
4,125,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	4,161,094
2,350,000	Sprint Corp., 7.125%, 6/15/2024	2,397,000
2,900,000	Sprint Corp., 7.875%, 9/15/2023	3,095,750
1,150,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,207,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$2,325,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	$2,330,812
2,550,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,664,750
1,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	1,770,125
425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	454,219
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	367,325
475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	509,437
1,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	1,806,250
625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	683,594
		TOTAL	32,541,996
		TOTAL CORPORATE BONDS (IDENTIFIED COST $729,205,993)	741,640,204
		INVESTMENT COMPANY—2.9%
22,437,552	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.44%[2] (IDENTIFIED COST $22,441,556)	22,435,308
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $751,647,549)	764,075,512
		OTHER ASSETS AND LIABILITIES - NET—1.4%[3]	11,145,103
		TOTAL NET ASSETS—100%	$775,220,615
1	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2017	16,982,388
Purchases/Additions	145,492,716
Sales/Reductions	(140,037,552)
Balance of Shares Held 12/31/2017	22,437,552
Value	$22,435,308
Change in Unrealized Appreciation/Depreciation	$(6,248)
Net Realized Gain/(Loss)	$(3,285)
Dividend Income	$195,706
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2017.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$741,640,204	$—	$741,640,204
Investment Company	22,435,308	—	—	22,435,308
TOTAL SECURITIES	$22,435,308	$741,640,204	$—	$764,075,512
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018